CONSOLIDATED STATEMENTS OF INCOME/(LOSS) AND COMPREHENSIVE INCOME/(LOSS) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 4,524	¥ 31,104	¥ 26,993	¥ 19,805
Less: Sales tax and surcharges	(20)	(139)	(197)	(560)
Net revenues	4,504	30,965	26,796	19,245
Cost of revenues	(920)	(6,324)	(4,678)	(4,730)
Gross profit	3,584	24,641	22,118	14,515
Operating expenses:
Product development	(1,399)	(9,620)	(8,259)	(7,687)
Sales and marketing	(1,396)	(9,596)	(8,294)	(5,861)
General and administrative	(410)	(2,820)	(2,622)	(2,519)
Total operating expenses	(3,205)	(22,036)	(19,175)	(16,067)
Income/(loss) from operations	379	2,605	2,943	(1,552)
Interest income	276	1,899	988	567
Interest expense	(219)	(1,508)	(1,286)	(732)
Other (expense)/income	(156)	(1,075)	879	(27)
Income/(loss) before income tax expense, equity in income of affiliates and non-controlling interests	280	1,921	3,524	(1,744)
Income tax expense	(115)	(793)	(1,285)	(482)
Equity in (loss)/income of affiliates	(5)	(32)	(65)	602
Net income/(loss)	160	1,096	2,174	(1,624)
Net loss/(income) attributable to non-controlling interests	2	16	(19)	206
Net income/(loss) attributable to Ctrip.com International, Ltd.	162	1,112	2,155	(1,418)
Net income/(loss)	160	1,096	2,174	(1,624)
Other comprehensive income/(expense):
Foreign currency translation	(156)	(1,072)	723	(324)
Unrealized securities holding (losses)/gains, net of tax	(102)	(696)	4,686	915
Reclassification adjustment for net gain recognized on disposal of available-for-sale debt investment | ¥			(40)	(141)
Total comprehensive (loss)/income	(98)	(672)	7,543	(1,174)
Comprehensive loss/(income) attributable to non-controlling interests	2	16	(19)	206
Comprehensive (loss)/income attributable to Ctrip.com International, Ltd.	$ (96)	¥ (656)	¥ 7,524	¥ (968)
Weighted average ordinary shares outstanding
- Basic shares (in shares)	68,403,426	68,403,426	66,300,808	59,166,582
- Diluted shares (in shares)	70,924,623	70,924,623	71,775,893	59,166,582
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 136	¥ 934	¥ 1,013	¥ 2,080
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	23	156	186	393
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 90	¥ 617	¥ 635	¥ 1,087
Ordinary shares
Earnings/(loss) per ordinary share
- Basic (in RMB or dollars per share) | (per share)	$ 2.36	¥ 16.25	¥ 32.51	¥ (23.97)
- Diluted (in RMB or dollars per share) | (per share)	2.28	15.67	30.75	(23.97)
ADS
Earnings/(loss) per ordinary share
- Basic (in RMB or dollars per share) | (per share)	0.30	2.03	4.06	(3.00)
- Diluted (in RMB or dollars per share) | (per share)	$ 0.29	¥ 1.96	¥ 3.84	¥ (3.00)
Accommodation reservation
Revenues:
Total revenues	$ 1,684	¥ 11,580	¥ 9,531	¥ 7,321
Transportation ticketing
Revenues:
Total revenues	1,883	12,947	12,221	8,827
Packaged-tour
Revenues:
Total revenues	549	3,772	2,973	2,315
Corporate travel
Revenues:
Total revenues	143	981	753	608
Others
Revenues:
Total revenues	$ 265	¥ 1,824	¥ 1,515	¥ 734